CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares		Additional Paid-In Capital	Treasury shares at cost	Accumulated other comprehensive income	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 60		$ 76,022	$ (17,863)	$ 720	$ (52,146)	$ 6,793
Balance, shares at Dec. 31, 2014	4,159,576						4,159,576
Exercise of stock options	$ 1		36				$ 37
Exercise of stock options, shares	25,682
Stock-based compensation			144				144
Net loss						(1,241)	(1,241)
Other comprehensive income loss					(332)		(332)
Balance at Dec. 31, 2015	$ 61		76,202	(17,863)	388	(53,387)	$ 5,401
Balance Shares at Dec. 31, 2015	4,185,258						4,185,258
Issuance of shares, net	$ 3		1,249				$ 1,252
Issuance of shares, net, shares	261,287
Exercise of stock options		[1]	102				102
Exercise of stock options, shares	71,393
Stock-based compensation			569				569
Net loss						(3,447)	(3,447)
Other comprehensive income loss					(257)		(257)
Balance at Dec. 31, 2016	$ 64		78,122	(17,863)	131	(56,834)	$ 3,620
Balance Shares at Dec. 31, 2016	4,517,938						4,517,938
Issuance of shares, net	$ 15		3,969				$ 3,969
Issuance of shares, net, shares	1,264,045
Exercise of stock options		[1]	40				$ 40
Exercise of stock options, shares	12,635						12,635
Stock-based compensation			210				$ 210
Effect of adopting new standard: Improvement to Employee Share-Based Payment Accounting (see note 2w)						(103)
Net loss						(4,573)	(4,573)
Other comprehensive income loss					119		119
Balance at Dec. 31, 2017	$ 79		$ 82,444	$ (17,863)	$ 250	$ (61,510)	$ 3,400
Balance Shares at Dec. 31, 2017	5,794,618						5,794,618

[1]	Represents an amount lower than $ 1.